DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $)	Dec. 27, 2013 Brands Customer	Sep. 07, 2012 Merger Agreement
Description of Business and Basis of Presentation [Line Items]
Number of customers	100,000
Number of distinct and targeted brands	13
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Stated share price for merger agreement (in dollars per share)		$ 25.5